UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830    November 7, 2008

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $179,598

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

ACE LIMITED CMN			      COM  H0023R105  13,533,000  250,000    SH         SOLE                 250,000
AMERICAN EXPRESS CO. CMN              COM  025816109  10,629,000  300,000    SH         SOLE                 300,000
AMERIPRISE FINANCIAL, INC. CMN        COM  03076C106   8,400,000  219,900    SH         SOLE                 219,900
ASSURANT INC. CMN                     COM  04621X108  17,875,000  325,000    SH         SOLE                 325,000
THE BANK OF NY MELLON CORP CMN        COM  064058100  11,403,000  350,000    SH         SOLE                 350,000
BROADRIDGE FINANCIAL SOLUTIONS INC    COM  11133T103  15,005,000  975,000    SH         SOLE                 975,000
DISCOVER FINANCIAL SERVICES CMN       COM  254709108   5,528,000  400,000    SH         SOLE                 400,000
FTI CONSULTING, INC. CMN              COM  302941109  10,114,000  140,000    SH         SOLE                 140,000
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106   9,230,000  500,000    SH         SOLE                 500,000
INTERACTIVE BROKERS GROUP, INC CMN    COM  45841N107   3,891,000  175,500    SH         SOLE                 175,500
KKR FINANCIAL HOLDINGS LLC CMN        COM  48248A306   2,544,000  400,000    SH         SOLE                 400,000
LENDER PROCESSING SERVICES,INC CMN    COM  52602E102  16,786,000  550,000    SH         SOLE                 550,000
MASTERCARD INC. CMN                   COM  57636Q104   6,207,000   35,000    SH         SOLE                  35,000
NORTHERN TRUST CORP CMN               COM  665859104   3,610,000   50,000    SH         SOLE                  50,000
PHH CORPORATION CMN                   COM  693320202   5,981,000  450,000    SH         SOLE                 450,000
PMA CAPITAL CORPORATION CL-A CMN CL   COM  693419202   1,430,000  162,100    SH         SOLE                 162,100
PHOENIX COS INC CMN                   COM  71902E109   6,930,000  750,000    SH         SOLE                 750,000
RLI CORP CMN                          COM  749607107   2,217,000   35,700    SH         SOLE                  35,700
SAFETY INSURANCE GROUP, INC. CMN      COM  78648T100   1,090,000   28,734    SH         SOLE                  28,734
CHARLES SCHWAB CORPORATION CMN        COM  808513105   2,600,000  100,000    SH         SOLE                 100,000
TOTAL SYS SVC INC CMN                 COM  891906109  13,530,000  825,000    SH         SOLE                 825,000
UNITED AMERICA INDEMNITY LTD CMN CL   COM  90933T109  11,065,000  770,000    SH         SOLE                 770,000
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